Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jul. 06, 2017	Feb. 29, 2016	Aug. 31, 2017	May 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	May 31, 2018	Feb. 28, 2017	Aug. 31, 2018	May 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	May 31, 2019	Feb. 28, 2018	Aug. 31, 2019	May 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	May 31, 2020	Feb. 28, 2019	Aug. 31, 2020	May 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	May 31, 2021	Feb. 29, 2020	Aug. 31, 2021	May 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	May 31, 2022	Feb. 28, 2021	Aug. 31, 2022	May 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	May 31, 2023	Feb. 28, 2022	Aug. 31, 2023	May 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	May 31, 2024	Feb. 28, 2023	Aug. 31, 2024	May 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	May 31, 2025	Feb. 29, 2024	Aug. 31, 2025	May 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Feb. 28, 2026	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000005542
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,187		$ 10,365		$ 9,877		$ 10,041		$ 10,274		$ 10,406		$ 10,376		$ 10,337		$ 10,471		$ 10,538		$ 10,512		$ 10,733		$ 11,070		$ 11,358		$ 11,297		$ 11,659		$ 11,180		$ 11,553		$ 11,730		$ 11,788		$ 12,053		$ 12,161		$ 12,145		$ 11,807		$ 11,263		$ 11,080		$ 11,030		$ 11,118		$ 11,270		$ 11,271		$ 11,460		$ 11,742		$ 11,651		$ 12,030		$ 12,220	$ 12,223	$ 11,842	$ 11,988	$ 12,503	$ 12,773
C000193181
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 507,448		$ 506,115		$ 504,779		$ 511,069		$ 514,474		$ 513,333		$ 524,300		$ 540,917		$ 555,202		$ 552,373		$ 570,250		$ 546,937		$ 565,369		$ 574,234		$ 577,694		$ 590,373		$ 595,902		$ 595,263		$ 578,895		$ 552,392		$ 544,074		$ 541,293		$ 545,835		$ 553,457		$ 554,215		$ 563,153		$ 577,725		$ 573,486		$ 592,298		$ 601,338		$ 602,226		$ 583,656		$ 590,524		$ 616,644		$ 629,627
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,133		$ 10,314		$ 9,776		$ 10,025		$ 10,281		$ 10,405		$ 10,322		$ 10,276		$ 10,395		$ 10,456		$ 10,439		$ 10,701		$ 11,061		$ 11,368		$ 11,325		$ 11,713		$ 11,501		$ 11,736		$ 11,879		$ 11,837		$ 12,046		$ 12,134		$ 12,114		$ 11,759		$ 11,227		$ 11,087		$ 11,067		$ 11,159		$ 11,282		$ 11,276		$ 11,541		$ 11,764		$ 11,584		$ 11,962		$ 12,110	$ 12,112	$ 11,819	$ 11,971	$ 12,429	$ 12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 508,506		$ 504,440		$ 502,206		$ 508,013		$ 510,989		$ 510,139		$ 522,934		$ 540,548		$ 555,543		$ 553,458		$ 572,410		$ 562,052		$ 573,518		$ 580,547		$ 578,467		$ 588,667		$ 592,995		$ 591,991		$ 574,649		$ 548,673		$ 541,805		$ 540,844		$ 545,356		$ 551,363		$ 551,041		$ 564,005		$ 574,904		$ 566,100		$ 584,591		$ 591,810		$ 591,928		$ 577,579		$ 585,042		$ 607,405		$ 621,305